CASH AND CASH EQUIVALENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Total	$ 1,081,642	$ 1,142,004	$ 949,327	$ 753,497
Argentina, Pesos
Disclosure of financial assets [line items]
Total	17,786	12,135
Brazil, Brazil Real
Disclosure of financial assets [line items]
Total	131,760	106,499
Chile, Pesos
Disclosure of financial assets [line items]
Total	415,713	81,845
Colombia, Pesos
Disclosure of financial assets [line items]
Total	10,843	7,264
Euro Member Countries, Euro
Disclosure of financial assets [line items]
Total	20,339	11,746
United States of America, Dollars
Disclosure of financial assets [line items]
Total	394,215	882,114
Other currency
Disclosure of financial assets [line items]
Total	$ 90,986	$ 40,401